Statements Of Consolidated Comprehensive Income/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements Of Consolidated Comprehensive Income
Net (loss)/ income	$ (49,056)	$ (88,950)	$ 21,035
Unrealized gains/(losses) from hedging financial instruments
Unrealized gain on interest rate swaps, net	17,996	15,245	3,289
Amortization of deferred loss on de-designated financial instruments	2,173	2,020	2,113
Total unrealized gains from hedging financial instruments	20,169	17,265	5,402
Unrealized gain on marketable securities	228	34	0
Reclassification from accumulated other comprehensive income relating to realized gains from marketable securities	(95)	0	0
Other Comprehensive income	20,302	17,299	5,402
Comprehensive (loss)/income	(28,754)	(71,651)	26,437
Less: comprehensive income attributable to the noncontrolling interest	(207)	(546)	(1,267)
Comprehensive (loss)/income attributable to Tsakos Energy Navigation Limited	$ (28,961)	$ (72,197)	$ 25,170